SHARE-BASED COMPENSATION - Summary of Status and Changes of Unvested Restricted Stock (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Unvested, beginning balance (in shares)	3,041,000
Unvested, ending balance (in shares)	4,695,000		3,041,000
RSU
Number of Shares
Unvested, beginning balance (in shares)	3,041,000	0	0
Granted (in shares)	4,160,000	0	2,482,000	0	0
Unvested, ending balance (in shares)			3,041,000	0
Performance-Based Awards
Number of Shares
Granted (in shares)	1,004,000	0	559,000